Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 11 — Restatement of Previously Issued Financial Statements

The Company has concluded it will restate its financial statements to classify all Class A common stock subject to possible redemption in temporary equity as of September 30, 2021. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company considered that the threshold would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside equity. The change in the carrying value of the redeemable shares of Class A common stock at the Initial Public Offering resulted in a decrease of approximately $5.9 million in additional paid-in capital and a charge of approximately $30.8 million to accumulated deficit, as well as a reclassification of 3,669,191 shares of Class A common stock from permanent equity to temporary equity.

As a result of the above, the Company should have classified all of it Class A common stock as Class A common stock subject to possible redemption in temporary equity in its previously issued financial statement.

The Company’s accounting for the Class A common stock as a component of equity instead of as Class A common stock subject to possible redemption in temporary equity did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

Note 11 — Restatement of Previously Issued Financial Statements (continued)

The following tables are a summary of certain financial data for the period ended March 2, 2021 and for the quarters ended March 31, 2021 and June 30, 2021.

	As Previously
	Restated	Adjustments	As Restated
	March 2, 2021		March 2, 2021
Total assets	$319,562,536	$—	$319,562,536
Total liabilities	35,004,435	—	35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)	279,558,090	36,691,910	316,250,000

Permanent equity:
Preferred stock	—	—	—
Class A common stock	368	(368)	—
Class B common stock	791	—	791
Additional paid-in capital	5,850,752	(5,850,752)	—
Accumulated deficit	851,900	(30,840,790)	(31,692,690)
Total permanent equity	5,000,011	(36,691,910)	(31,691,899)

	March 31, 2021		March 31, 2021
Total assets	$318,615,345	$—	$318,615,345
Total liabilities	33,989,034	—	33,989,034
Temporary equity (Class A ordinary shares subject to possible redemption)	279,626,302	36,629,820	316,256,122

Permanent equity:
Preferred stock	—	—	—
Class A common stock	367	(367)	—
Class B common stock	791	—	791
Additional paid-in capital	5,782,541	(5,782,541)	—
Accumulated deficit	(783,690)	(30,846,912)	(31,630,602)
Total permanent equity	5,000,009	(36,629,820)	(31,629,811)

Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$6,122	$(443,116)	$(436,994)
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	30,237,684	(19,696,017)	10,541,667
Earnings per share basic and diluted redeemable Class A common stock	$—	$(0.04)	$(0.04)

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$(770,862)	$443,116	$(327,746)
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	8,353,274	(447,024)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$(0.09)	$0.05	$(0.04)

	June 30, 2021		June 30, 2021
Total assets	$318,156,764	$—	$318,156,764
Total liabilities	31,061,723	—	31,061,723
Temporary equity (Class A ordinary shares subject to possible redemption)	282,095,033	34,171,283	316,266,316

Permanent equity:
Preferred stock	—	—	—
Class A common stock	342	(342)	—
Class B common stock	791	—	791
Additional paid-in capital	3,313,835	(3,313,835)	—
Accumulated deficit	1,685,040	(30,857,790)	(29,172,750)
Total permanent equity	5,000,008	(34,171,967)	(29,171,959)

Three Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$10,194	$1,964,790	$1,974,984
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	27,962,071	3,662,929	31,625,000
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$2,458,536	$(1,964,790)	$493,746
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	11,569,179	(3,662,929)	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.21	$(0.15)	$0.06

Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator:
Allocation of loss to redeemable Class A common stock	$16,316	$1,223,881	$1,240,197
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted	28,526,273	(7,384,698)	21,141,575
Earnings per share basic and diluted redeemable Class A common stock	$—	$0.06	$0.06

Non-Redeemable Class common stock
Numerator:
Allocation of loss to non-redemable Class B common stock	$1,687,674	$(1,223,881)	$463,793
Denominator: weighted average non-redeemable Class A and B common stock
Non-Redeemable Class B common stock shares, basic and diluted	9,977,775	—	7,906,250
Loss per share basic and diluted non-redeemable Class B common stock	$0.17	$(0.11)	$0.06